Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

5.	Cash and cash equivalents

	2019		2018

Cash on hand in banks	Ps.	96,008	46,445

Time deposits		117,689	130,938

	Ps.	213,697	177,383

As of December 31, 2018, cash and cash equivalents balance excluded an amount of Ps. 22,088 of restricted cash derived from the credit with MCRF P, S.A. de C.V. SOFOM, E.N.R. The amount equaled one quarter of the interest accrued under the credit agreement (see Note 15) and was presented as non-current asset in the combined statement of financial position (see Note 9) and under financing activities in the combined statements of cash flows. As of December 31, 2019, there was no restricted cash as the bank waived the covenant for the remaining period of the loan.